Total
Amana Income Fund
Amana Income Fund
Investment Objective
Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
preservation of capital, consistent with Islamic principles.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Amana Income Fund	Investor Shares	Institutional Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	1.02%	0.78%

Example

The example below is intended to help investors compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor’s expenses would be:

Expense Example - Amana Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	104	325	563	1,248
Institutional Shares	80	249	433	966

Portfolio Turnover

The Income Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.86% of the average value of its portfolio.

Principal Investment Strategies

The Income Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are alcohol, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Income Fund does not make any investments that pay interest. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Income Fund diversifies its investments across industries and companies, and principally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.

The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (“ESG”). The Fund’s adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund’s adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.

It is the policy of the Income Fund, under normal circumstances, to invest at least 80% of its total net assets in income-producing securities, primarily dividend-paying common stocks.

Principal Risks of Investing

Market risk: The value of Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Investment strategy risk: Islamic principles restrict the Income Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser (Saturna Capital Corporation) believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Foreign investing risk: The Income Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Performance

The following bar chart presents the calendar year total returns of the Income Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Return

Best Quarter	Q2 2020	18.47%
Worst Quarter	Q1 2020	-18.01%

The year-to-date return as of the most recent calendar quarter (which ended June 30, 2023) was 10.70%.

Average Annual Total Returns

The table below presents the average annual returns for the Income Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Amana Income Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Shares	(8.72%)	8.63%	10.72%	8.85%	[1]	Jun. 23, 1986
Investor Shares | After Taxes on Distributions	(10.24%)	7.09%	9.48%	7.92%	[1]	Jun. 23, 1986
Investor Shares | After Taxes on Distributions and Sales	(4.18%)	6.37%	8.64%	6.67%	[1]	Jun. 23, 1986
Institutional Shares	(8.51%)	8.87%		9.73%	[2]	Sep. 25, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)	9.41%	12.56%	11.35%	[2]	Sep. 25, 2013
[1]	Amana Income Fund Investor Shares began operations June 23, 1986.
[2]	Amana Income Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the S&P 500 Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Amana Growth Fund
Amana Growth Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Amana Growth Fund	Investor Shares	Institutional Shares
Management Fees	0.64%	0.64%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.91%	0.67%

Example

The example below is intended to help investors compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor’s expenses would be:

Expense Example - Amana Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	93	290	504	1,120
Institutional Shares	68	214	373	835

Portfolio Turnover

The Growth Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.29% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund invests only in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are alcohol, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Growth Fund does not make any investments that pay interest. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Growth Fund diversifies its investments across industries and companies, and principally follows a large-cap value investment approach. As a result, the Fund favors companies expected to grow earnings and stock prices faster than the economy. The Fund may also invest in smaller and less seasoned companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.

The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (“ESG”). The Fund’s adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund’s adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.

It is the policy of the Growth Fund, under normal circumstances, to invest at least 80% of total net assets in common stocks, including non-US securities. The Fund’s adviser (Saturna Capital Corporation) selects investments primarily on past earnings and revenue growth rates, and the expectation of increases in earnings and share price.

Principal Risks of Investing

Market risk: The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Investment strategy risk: Islamic principles restrict the Growth Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser (Saturna Capital Corporation) believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies, and at times may be out of favor with investors. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions. The Fund also tends to favor growth stocks, which tend to trade based on future earnings expectations, and may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Small-cap risk: The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Foreign investing risk: The Growth Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Sector Risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events.

Performance

The following bar chart presents the calendar year total returns of the Growth Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Return

Best Quarter	Q2 2020	22.63%
Worst Quarter	Q2 2022	-14.52%

The year-to-date return as of the most recent calendar quarter (which ended June 30, 2023) was 15.59%.

Average Annual Total Returns

The table below presents the average annual returns of the Growth Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.

Average Annual Total Returns - Amana Growth Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Shares	(19.41%)	13.93%	14.03%	11.32%	[1]	Feb. 03, 1994
Investor Shares | After Taxes on Distributions	(20.05%)	13.11%	12.61%	10.75%	[1]	Feb. 03, 1994
Investor Shares | After Taxes on Distributions and Sales	(11.07%)	12.90%	11.62%	10.31%	[1]	Feb. 03, 1994
Institutional Shares	(19.22%)	14.20%		13.95%	[2]	Sep. 25, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)	9.14%	12.56%	11.35%	[2]	Sep. 25, 2013
[1]	Amana Growth Fund Investor Shares began operations February 3, 1994.
[2]	Amana Growth Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the S&P 500 Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Amana Developing World Fund
Amana Developing World Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Developing World Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Amana Developing World Fund	Investor Shares	Institutional Shares
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.17%	0.21%
Total Annual Fund Operating Expenses	1.22%	1.01%

Example

The example below is intended to help investors compare the cost of investing in shares of the Developing World Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Developing World Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor’s expenses would be:

Expense Example - Amana Developing World Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	124	387	670	1,477
Institutional Shares	103	322	558	1,236

Portfolio Turnover

The Developing World Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Developing World Fund invests at least 80% of total net assets in common stocks of companies with significant exposure (50% or more of production assets, or revenues) to countries with developing economies and/or markets. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are alcohol, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Developing World Fund does not make any investments that pay interest. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Developing World Fund diversifies its investments across the industries, companies, and countries of the developing world, and principally follows a large-cap value investment style. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.

The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (“ESG”). The Fund’s adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund’s adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.

In determining whether a country is part of the developing world, the Fund’s adviser (Saturna Capital Corporation) will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capitalization as a percentage of gross domestic product, the overall regulatory environment, and limits on foreign ownership and restrictions on repatriation of initial capital or income.

Through reference to data provided by various globally recognized organizations such as the International Monetary Fund, The World Bank, and the Organization for Economic Cooperation and Development, the adviser maintains a list of countries it considers to have developing economies and/or markets. The list, which changes over time, currently includes:

Argentina, Bahrain, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ecuador, Greece, Hungary, India, Indonesia, Jordan, Kuwait, Malaysia, Malta, Mexico, Oman, Panama, Peru, Philippines, Poland, Qatar, Saudi Arabia, Slovenia, South Africa, South Korea, Taiwan, Thailand, Turkey, Vietnam, and United Arab Emirates.

By allowing investments in companies headquartered in more advanced economies yet having the majority of production assets or revenues in the developing world, the Developing World Fund seeks to reduce its foreign investing risk.

Principal Risks of Investing

Market risk: The value of Developing World Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the industries and companies in which the Fund invests.

Investment strategy risk: Islamic principles restrict the Developing World Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Foreign investing risk: The Developing World Fund involves risks not typically associated with investing in US securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Developing world risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Performance

The following bar chart presents the calendar year total returns of the Developing World Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Return

Best Quarter	Q4 2020	19.46%
Worst Quarter	Q1 2020	-17.50%

The year-to-date return as of the most recent calendar quarter (which ended June 30, 2023) was 7.98%.

Average Annual Total Returns

The table below presents the average annual returns for the Developing World Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Amana Developing World Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Shares	(17.59%)	1.45%	0.90%	1.19%	[1]	Sep. 28, 2009
Investor Shares | After Taxes on Distributions	(17.89%)	1.28%	0.78%	1.09%	[1]	Sep. 28, 2009
Investor Shares | After Taxes on Distributions and Sales	(10.38%)	1.28%	0.78%	1.09%	[1]	Sep. 28, 2009
Institutional Shares	(17.44%)	1.62%		1.01%	[2]	Sep. 25, 2013
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(20.09%)	(1.39%)	1.44%	2.84%	[2]	Sep. 25, 2013
[1]	Amana Developing World Fund Investor Shares began operations September 28, 2009.
[2]	Amana Developing World Fund Institutional Shares began operations September 25, 2013, and the Life of Fund return for the MSCI Emerging Markets Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Amana Participation Fund
Amana Participation Fund
Investment Objective
Capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.
current income, consistent with Islamic principles.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Participation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Amana Participation Fund	Investor Shares	Institutional Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.06%
Total Annual Fund Operating Expenses	0.80%	0.56%

Example

The example below is intended to help investors compare the cost of investing in shares of the Participation Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Participation Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor’s expenses would be:

Expense Example - Amana Participation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	82	255	444	990
Institutional Shares	57	179	313	701

Portfolio Turnover

The Participation Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.23% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Participation Fund invests at least 80% of its total net assets in short and intermediate-term Islamic income-producing investments. Up to 25% of the Fund’s total net assets can be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) that also invests in short and intermediate-term Islamic income-producing investments. The Fund (and the Subsidiary) invests primarily in notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Examples of these notes and certificates include (a) sukuk, which link the returns and cash flows of financing to the assets purchased, or the returns generated from an asset purchased, (b) murabaha, which involves a purchase and sale contract, and (c) wakala, in which accounts are operated under the Islamic finance principle of wakala (an agency agreement).

These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.

Generally, Islamic principles require that investors participate in profit and loss, that they receive no usury or interest, and that they do not invest in a prohibited business. Some of the businesses not permitted are alcohol, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

In accordance with Islamic principles, the Fund shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Fund tends to hold investments for several years. Under normal circumstances the Fund maintains a dollar-weighted average maturity of two to five years.

The Participation Fund restricts its investments so that at least 50% are denominated in US dollars, with no more than 10% in any other single currency.

Under normal conditions, the Fund invests at least 65% of its assets in securities rated within the four highest grades (Aaa, Aa, A, Baa) by a nationally-recognized rating agency and may invest up to 35% in unrated and high-yield notes and certificates, which may be considered equivalent to “junk bonds.”

The Subsidiary’s principal investment strategy and principal risks of investing are identical to those of the Fund, and the Subsidiary invests principally in sukuk, murabaha, and wakala. The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total net assets at the end of each quarter of its taxable year. The Subsidiary, on a consolidated basis, is also subject to the same requirements relating to liquidity, and the timing and method of valuation of portfolio investments described elsewhere in this Prospectus and in the Statement of Additional Information. The Fund is the sole shareowner of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Risks of Investing

Market risk: The value of Participation Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities and currency markets as well as the fortunes of the countries, industries, and companies in which the Fund invests.

Diversification and concentration risks: The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers, which may cause the Fund to experience more volatility than diversified funds. In addition, the Fund may concentrate its investments within the financial services industry and real estate sector.

Investment strategy risk: The Fund’s restricted ability to invest in certain market sectors, such as non-Islamic financial companies and conventional fixed-income securities, limits opportunities and may adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell. Investments by the Fund in foreign securities and those that are thinly traded, such as lower quality issuers, tend to involve greater liquidity risk. The market for certain investments may become illiquid under adverse market or economic conditions.

The Fund invests substantially in sukuk certificates that are traded outside of the US or within the US subject to certain trading restrictions which may increase the liquidity risks associated with the Fund’s investments.

Foreign investing risk: The Participation Fund involves risks not typically associated with investing in US securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the Participation Fund.

Developing world risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Sukuk risk: Sukuk are specifically structured to adhere to Islamic investment principles, but also must be engineered to be economically feasible in order to attract investment. Sukuk structures may be significantly more complicated than conventional bonds and often include a series of entities created specifically to support the sukuk structure. In addition, sukuk are largely created in or otherwise subject to the risks of developing economies, many of which have weak or inconsistent accounting, legal, and financial infrastructure. The structural complexity of sukuk, along with the weak infrastructure of the sukuk market, increases risks of investing in sukuk, including operational, legal, and investment risks. In addition, adherence to Islamic investment principles increases the risk of loss in the event of a default. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that issuers or Islamic scholars may deem certain sukuk as not meeting Islamic investment principles subsequent to the sukuk being issued and therefore classify the investments as noncompliant with Islamic principles.

Wakala risk: When the Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

High-yield risk: Securities that are rated below investment grade may have greater price fluctuations and have a higher risk of default than investment-grade securities. Below-investment grade securities may be difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.

Subsidiary investment risk: By investing in the Subsidiary, the Fund is subject to the risks associated with the Subsidiary’s investments. Those investments are similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended. Accordingly, the Fund will not receive all of the protections offered to shareowners of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareowners.

Tax risk: To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to sukuk, murabaha, and wakala in a manner that is consistent with the “qualifying income” requirement applicable to RICs. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareowners on such income when distributed as an ordinary dividend.

The Internal Revenue Service (“IRS”) has issued regulations providing that income inclusions from a RIC subsidiary such as the Subsidiary will constitute qualifying income for the RIC whether or not the income is distributed to the RIC. These regulations are consistent with the conclusions in private letter rulings the IRS had previously issued, and they remove the uncertainty that existed as a result of earlier proposed regulations providing that only distributions the subsidiary made to the RIC out of its earnings and profits for the applicable tax year would so qualify. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations, and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended, or otherwise affect the character, timing, and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

Performance

The following bar chart presents the calendar year total returns of the Participation Fund Institutional Shares before taxes (Institutional Shares are used for this chart because they represent the largest share class of the Fund). The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Annual Total Return

Best Quarter	Q2 2020	5.50%
Worst Quarter	Q1 2020	-3.44%

The year-to-date return as of the most recent calendar quarter (which ended June 30, 2023) was 0.73%.

Average Annual Total Returns

The table below presents the average annual returns of the Participation Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the previous 1 and 5 years and since the Fund’s inception on September 28, 2015, compare to those of a broad-based market index.

Average Annual Total Returns - Amana Participation Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Investor Shares	(4.99%)	1.38%	1.53%	Sep. 28, 2015
Institutional Shares	(4.64%)	1.64%	1.77%	Sep. 28, 2015
Institutional Shares | After Taxes on Distributions	(5.34%)	0.72%	0.86%	Sep. 28, 2015
Institutional Shares | After Taxes on Distributions and Sales	(5.35%)	0.83%	0.91%	Sep. 28, 2015
FTSE Sukuk Index (reflects no deduction for fees, expenses, or taxes)	(8.18%)	2.32%	2.73%	Sep. 28, 2015
[1]	Amana Participation Fund began operations September 28, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor’s tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.